SCHEDULE OF OTHER LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current liabilities
Vendor payables	¥ 231,238	¥ 266,850
Liabilities arising from repurchase agreements		90,014
Accrued consumption taxes	103,147	100,280
Miscellaneous deposits received from tenants to be remitted to other service providers	95,551	109,082
Rental deposits received from tenants to be remitted to property owners	351,086	340,317
Deposits held on behalf of voluntary partnerships	92,708	74,189
Capital return and distribution payable to anonymous partnerships	168,551	30,888
Current portion of deferred government grant	27,670	27,670
Other payables	13,337	7,726
Other current liabilities	1,083,288	1,047,016
Other liabilities
Leasehold and guarantee deposits received from tenants	301,623	291,530
Deferred income tax liabilities, net	80,383	85,073
Long-term trade payables	7,847	17,956
Asset retirement obligations	41,595	24,376
Non-current portion of deferred government grant	87,623	115,293
Other liabilities	¥ 519,071	¥ 534,228